Derivative Financial Instruments and Hedging - Schedule of Derivatives Not Designated as Hedging Instruments Gain (Loss) (Details) - Not Designated as Hedging Instrument [Member]
€ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount | €			€ 0
Foreign Exchange Contract [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives | $	$ 0.1	$ 0.3